Sales - Schedule of Current Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Revenue [Abstract]
Balance at the beginning of the year	$ 12,211	$ 27,049
Additions	5,270	6,183
Deductions	(6,216)	(21,021)
Balance at the end of the year	$ 11,265	$ 12,211